ING Investors Trust

ING Pioneer Mid Cap Value Portfolio (“Portfolio”)

Supplement dated September 10, 2008

to Adviser (“ADV”) Class Prospectus, Institutional Class (“Class I”) Prospectus,

 Service Class (“Class S”) Prospectus and Service 2 Class Prospectus, each dated April 28, 2008

Effective September 6, 2008, the Portfolio’s Adviser, Directed Services LLC, has agreed to waive a portion of the Portfolio’s advisory fee, and the Portfolio’s expense limitation agreement is extended to May 1, 2011.

The Prospectuses are hereby revised as follows:

ADV Class Prospectus

1.     The information relating to the Portfolio in the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 89 of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees(2)	Other Expenses	Acquired Fund Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)		Net Operating Expenses
ING Pioneer Mid Cap Value Portfolio(7)	0.64%	0.75%	0.00%	N/A	1.39%	(0.15	)%(10)	1.24%

2.     The third sentence of Footnote (4) of the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” on page 90 of the ADV Class Prospectus, is deleted and replaced with the following:

(4)           The expense limitation agreements will continue through at least May 1, 2009, except for ING Pioneer Equity Income Portfolio and ING Pioneer Mid Cap Value Portfolio which will continue through at least May 1, 2010 and May 1, 2011, respectively.

3.     Footnote (10) of the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” on page 90 of the ADV Class Prospectus, is deleted and replaced with the following:

(10)         DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign Portfolio, ING PIMCO Core Bond Portfolio and ING Pioneer Mid Cap Value Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.03%) and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for ING Julius Baer Foreign Portfolio, the advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008 for ING PIMCO Core Bond Portfolio, the advisory fee waiver would equal (0.01)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of September 8, 2008 for ING Pioneer Mid Cap Value Portfolio, the advisory fee waiver would equal (0.00)% and the waiver will continue through at least September 6, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew them.

4.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 91 of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Mid Cap Value(2)	$126	$411	$732	$1,643

5.     The following Footnote (2) is added to the table entitled “Examples” on page 91 of the ADV Class Prospectus:

(2)           The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first two years of the three-, five- and ten-year periods.

Class I Prospectus

1.     The information relating to the Portfolio in the table entitled “Class I Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 95 of the Class I  Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses	Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)		Net Operating Expenses
ING Pioneer Mid Cap Value Portfolio(6)	0.64%	—	0.00%	N/A	0.64%	(0.00	)%(9)	0.64%

2.     The third sentence of Footnote (3) of the table entitled “Class I Shares – Annual Portfolio Operating Expenses” on page 96 of the Class I Prospectus is deleted and replaced with the following:

(3)           The expense limitation agreements will continue through at least May 1, 2009, except for ING Pioneer Equity Income Portfolio and ING Pioneer Mid Cap Value Portfolio which will continue through at least May 1, 2010 and May 1, 2011, respectively.

3.     Footnote (9) of the table entitled “Class I Shares – Annual Portfolio Operating Expenses” on page 96 of the Class I Prospectus, is deleted and replaced with the following:

(9)           DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign Portfolio, ING PIMCO Core Bond Portfolio and ING Pioneer Mid Cap Value Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.03%) and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for ING Julius Baer Foreign Portfolio, the advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008 for ING PIMCO Core Bond Portfolio, the advisory fee waiver would equal (0.01)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of September 8, 2008 for ING Pioneer Mid Cap Value Portfolio, the advisory fee waiver would equal (0.00)% and the waiver will continue through at least September 6, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew them.

4.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 97 of the Class I Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Mid Cap Value	$65	$205	$357	$798

Class S Prospectus

1.     The information relating to the Portfolio in the table entitled “Class S Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 94 of the Class S  Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Shareholder Service Fees	Other Expenses	Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)		Net Operating Expenses
ING Pioneer Mid Cap Value Portfolio(6)	0.64%	0.25%	0.00%	N/A	0.89%	(0.00	)%(9)	0.89%

2.     The third sentence of Footnote (3) of the table entitled “Class S Shares – Annual Portfolio Operating Expenses” on page 95 of the Class S Prospectus is deleted and replaced with the following:

(3)           The expense limitation agreements will continue through at least May 1, 2009, except for ING Pioneer Equity Income Portfolio and ING Pioneer Mid Cap Value Portfolio which will continue through at least May 1, 2010 and May 1, 2011, respectively.

3.     Footnote (9) of the table entitled “Class S Shares – Annual Portfolio Operating Expenses” on page 95 of the Class S Prospectus, is deleted and replaced with the following:

(9)           DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign Portfolio, ING PIMCO Core Bond Portfolio and ING Pioneer Mid Cap Value Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.03%) and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for ING Julius Baer Foreign Portfolio, the advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008 for ING PIMCO Core Bond Portfolio, the advisory fee waiver would equal (0.01)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of September 8, 2008 for ING Pioneer Mid Cap Value Portfolio, the advisory fee waiver would equal (0.00)% and the waiver will continue through at least September 6, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew them.

4.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 96 of the Class S Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Mid Cap Value	$91	$284	$493	$1,096

Service 2 Class Prospectus

1.     The information relating to the Portfolio in the table entitled “Service 2 Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 95 of the Service 2 Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees(2)	Other Expenses	Acquired Fund Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)		Net Operating Expenses
ING Pioneer Mid Cap Value Portfolio(7)	0.64%	0.50%	0.00%	N/A	1.14%	(0.10	)%(10)	1.04%

2.     The third sentence of Footnote (4) of the table entitled “Service 2 Class Shares – Annual Portfolio Operating Expenses” on page 96 of the Service 2 Class Prospectus is deleted and replaced with the following:

(4)           The expense limitation agreements will continue through at least May 1, 2009, except for ING Pioneer Equity Income Portfolio and ING Pioneer Mid Cap Value Portfolio which will continue through at least May 1, 2010 and May 1, 2011, respectively.

3.     Footnote (10) of the table entitled “Service 2 Class Shares – Annual Portfolio Operating Expenses” on page 96 of the Service 2 Class Prospectus, is deleted and replaced with the following:

(10)         DSL has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio, ING Julius Baer Foreign Portfolio, ING PIMCO Core Bond Portfolio and ING Pioneer Mid Cap Value Portfolio. Based upon average net assets as of December 31, 2007 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.03%) and the waiver will continue through at least May 1, 2009. Based upon average net assets as of December 31, 2007 for Julius Baer Foreign Portfolio, the advisory fee waiver would be more than (0.005)% and the waiver will continue through at least May 1, 2009. Effective April 1, 2008, based upon average net assets as of February 29, 2008 for ING PIMCO Core Bond Portfolio, the advisory fee waiver would equal (0.01)% and the waiver will continue through at least May 1, 2009. Based upon average net assets as of September 8, 2008 for ING Pioneer Mid Cap Value Portfolio, the advisory fee waiver would equal (0.00)% and the waiver will continue through at least September 6, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if DSL elects to renew them.

4.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 97 of the Service 2 Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Mid Cap Value(2)	$106	$343	$609	$1,369

5.     The following Footnote (2) is added to the table entitled “Examples” on page 97 of the Service Class 2 Prospectus:

(2)           The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and first two years of the three-, five- and ten-year periods.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Pioneer Mid Cap Value Portfolio (“Portfolio”)

Supplement dated September 10, 2008

to the Adviser (“ADV”) Class, Institutional Class (“Class I”),

Service Class (“Class S”)  and Service 2 Class

 Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective September 6, 2008, the Portfolio’s sub-advisory fee is revised and the Portfolio’s Adviser, Directed Services LLC has agreed to waive a portion of the Portfolio’s advisory fee.

The SAI is hereby revised as follows:

ADV Class, Class I, Class S and Service Class 2 SAI

1.               Footnote 1 of the table entitled “Advisory Fees” on page 139 of the ADV Class, Class I, Class S and Service 2 Class SAI is deleted and replaced with the following:

(1)       Pursuant to a waiver, DSL has agreed to lower the advisory fee for ING BlackRock Large Cap Value Portfolio, ING Julius Baer Foreign Portfolio, ING JPMorgan Small Cap Core Equity Portfolio, ING PIMCO Core Bond Portfolio, ING Pioneer Mid Cap Value Portfolio and ING Van Kampen Capital Growth Portfolio so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2008 through May 1, 2009 for all the above-referenced portfolios except ING Julius Baer Foreign Portfolio for which the period will be from July 31, 2007 through May 1, 2009, ING PIMCO Core Bond Portfolio for which the period will be from April 1, 2008 through April 1, 2009, and ING Pioneer Mid Cap Value Portfolio, for which the period will be from September 6, 2008 through September 6, 2009.   There is no guarantee that these waivers will continue after these dates.  These agreements will only renew if DSL elects to renew them.

2.     The information relating to the Portfolio in the section entitled “Sub-Advisers — Sub-Advisory Fees” on page 144 of the ADV Class, Class I, Class S and Service 2 Class SAI is deleted and replaced with the following:

Sub-Adviser	Portfolio	Sub-Advisory Fee
Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value	0.35% on first $1 billion; 0.30% on the next $500 million; and 0.25% thereafter

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE